Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued expenses and other liabilities

Note 9. Accrued expenses and other liabilities

Accrued expenses and other liabilities include the following as of December 31, 2013 and 2012:

(In thousands)	2013	2012

Accrued automobile and general liability insurance	$21,290	$20,308
Accrued sales and occupancy taxes	11,567	11,661
Accrued guest loyalty program points	5,330	4,717
Accrued interest	5,583	5,787
Other accrued expenses	9,801	10,908

Total accrued expenses and other liabilities	$53,571	$53,381